787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

October 7, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AllianceBernstein Multi-Manager Alternative Strategies Fund, a series of AllianceBernstein Cap Fund, Inc.

(File No. 2-29901 and File No. 811-01716)

Accession No.0001193125-14-340452

Ladies and Gentlemen:

On behalf of AllianceBernstein Cap Fund, Inc. and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a Prospectus, dated July 31, 2014 (as revised September 12, 2014), for AllianceBernstein Multi-Manager Alternative Strategies Fund (the “Fund”). The purpose of the filing is to submit the 497 filing dated September 12, 2014 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8806.

Very truly yours,

/s/ Katherine A. McGavin
Katherine A. McGavin

Enclosures